Acquisitions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2011 Acquisition	Aug. 01, 2012	Dec. 31, 2012 Acquisition	Sep. 11, 2014	Aug. 31, 2013
Business Acquisition [Line Items]
Total purchase price			$ 11,000,000
Business Combination Contingent Consideration Arrangements Description	contingent consideration, based on management's best estimate of fair value and future performance results on the acquisition date and is to be paid in 24 months following the acquisition date	Contingent Consideration-On August 1, 2012, we acquired all of the outstanding stock and ownership interest of PRISM (see Note 3, Acquisitions). Included in the purchase price is contingent consideration, based on management's best estimate of fair value and future performance results on the acquisition date and is to be paid in 24 months following the acquisition date.
Number of acquisition			2
Prism [Member]
Business Acquisition [Line Items]
Acquired assets, Cash consideration	30,000,000			66,000,000
Total purchase price				116,154,000
Business Acquisition, contingent consideration				54,000,000			30,000,000
Business Acquisition, additional consideration				6,000,000
Business Combination Contingent Consideration Arrangements Description				Additionally, $6 million is also due in two installments of $3 million each at 12 and 24 months, which is contingent upon employment of key employees and is being expensed over the relevant periods of employment and therefore is not considered a part of the purchase price consideration. We made the first holdback and contingent employment payments totaling $30 million in August 2013.
Prism [Member] | Holdback payment primarily for indemnification purposes due in 12 months following the acquisition date [Member]
Business Acquisition [Line Items]
Business Acquisition, contingent consideration				27,000,000
Prism [Member] | Contingent consideration which is based on contractually determined performance measures due in 24 months following the acquisition date [Member]
Business Acquisition [Line Items]
Business Acquisition, contingent consideration				27,000,000
Prism [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Business Acquisition, number of installments				2
Prism [Member] | At 12 months contingent upon employment of key employees [Member]
Business Acquisition [Line Items]
Business Acquisition, additional consideration				3,000,000
Prism [Member] | At 24 months contingent upon employment of key employees [Member]
Business Acquisition [Line Items]
Business Acquisition, additional consideration				3,000,000
Prism [Member] | Additional Consideration [Member]
Business Acquisition [Line Items]
Business Acquisition, number of installments				2
Other Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price					6,000,000
Number of acquisition					1
Genares Worldwide Reservation Services Ltd [Member]
Business Acquisition [Line Items]
Business acquisition agreement date	Sep. 11, 2014
Number of hotel properties						2,300
Acquired assets, Cash consideration						32,000,000
Preliminary allocation of purchase price includes goodwill deductible for tax purposes						14,000,000
Purchase price allocation, other intangible assets						17,000,000
Purchase price allocation, net assets acquired						1,000,000
Genares Worldwide Reservation Services Ltd [Member] | Acquired customer relationships [Member]
Business Acquisition [Line Items]
Purchase price allocation, other intangible assets						14,000,000
Other Intangible asset, useful life						10 years
Genares Worldwide Reservation Services Ltd [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Purchase price allocation, other intangible assets						$ 2,000,000
Other Intangible asset, useful life						5 years